Supplemental Cash Flow Information - Cash Portion of Purchase Price of Vessels Acquired from Teekay Corporation (Details) - USD ($) $ in Thousands, shares in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Petrojarl Knarr (net of cash acquired of $14.2 million)		$ 0	$ 0	$ (112,710)
Petrojarl Knarr FPSO
Business Acquisition [Line Items]
Petrojarl Knarr (net of cash acquired of $14.2 million)		$ 0	$ 0	(112,710)
Net cash acquired on business acquisition				$ 14,200
Petrojarl Knarr FPSO | Teekay Corporation | Common Units
Business Acquisition [Line Items]
Common units issued	14.4
Petrojarl Knarr FPSO | Teekay Corporation | July 1, 2016
Business Acquisition [Line Items]
Outstanding principal balance of convertible debt	$ 300,000